JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 93.4%
Aerospace & Defense — 2.7%
Boeing Co. (The)
2.20%, 2/4/2026	818	761
3.60%, 5/1/2034	438	371
3.25%, 2/1/2035	451	363
3.83%, 3/1/2059	166	115
3.95%, 8/1/2059	468	337
Leidos, Inc.
4.38%, 5/15/2030	263	240
2.30%, 2/15/2031	466	364
5.75%, 3/15/2033	236	234
Lockheed Martin Corp.
5.25%, 1/15/2033	204	212
4.75%, 2/15/2034	540	540
5.20%, 2/15/2055	175	177
Northrop Grumman Corp. 4.70%, 3/15/2033	858	844
Raytheon Technologies Corp.
5.00%, 2/27/2026	263	265
1.90%, 9/1/2031	340	273
2.38%, 3/15/2032	571	472
4.88%, 10/15/2040	438	412
3.75%, 11/1/2046	217	173
		6,153
Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 5/15/2041	226	167
Automobiles — 0.1%
General Motors Co. 5.15%, 4/1/2038	158	140
Banks — 17.4%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200	153
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	800	796
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	875	835
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (b)	454	430
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	223	216
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	201	199
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	965	962
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	404	375
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	1,019	878
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	149	123
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	574	474
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	1,159	924
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	257	209
(SOFR + 1.33%), 2.97%, 2/4/2033 (b)	473	394
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	219	206
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	825	820
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (b)	14	12

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	507	348
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335	334
Bank of Montreal (Canada) Series H, 4.25%, 9/14/2024	429	422
Bank of Nova Scotia (The) (Canada) Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (b) (c)	208	149
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	510	509
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (b)	740	780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (b)	500	545
BPCE SA (France)
4.00%, 9/12/2023 (a)	500	497
5.15%, 7/21/2024 (a)	555	543
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	818	736
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (b)	287	287
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)	644	551
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	2,220	2,113
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	243	228
(3-MONTH CME TERM SOFR + 1.45%), 4.07%, 4/23/2029 (b)	228	215
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	875	811
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	601	521
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	448	362
(SOFR + 2.09%), 4.91%, 5/24/2033 (b)	219	213
Commonwealth Bank of Australia (Australia)
2.69%, 3/11/2031 (a) (c)	265	209
3.78%, 3/14/2032 (a) (c)	395	330
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	378	355
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (b)	388	388
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	613	551
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	660	620
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	760	757
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	350	353
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	744	719
(SOFR + 3.03%), 7.34%, 11/3/2026 (b)	560	583
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	630	560
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	486
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	375	382
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	690	582
Intesa Sanpaolo SpA (Italy)
Series XR, 3.25%, 9/23/2024 (a)	500	480
7.00%, 11/21/2025 (a)	258	264
KeyBank NA 3.90%, 4/13/2029	600	464
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	715	683

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	265	267
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	800	708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (b)	375	378
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	394	348
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 5.75%, 5/27/2034 (b)	253	258
Morgan Stanley Bank NA 4.75%, 4/21/2026	335	334
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	680	706
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.62%, 9/13/2033 (a) (b)	1,168	1,084
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	770	779
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	665	675
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	715	630
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	750	752
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	663	588
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	635	600
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	368	325
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	315	251
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	375	351
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	529	496
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	650	581
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,200	1,181
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	525	526
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (b) (c)	269	207
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b) (c)	294	226
		39,187
Beverages — 1.6%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	496	486
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	475	465
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	328	307
4.35%, 6/1/2040	305	280
5.55%, 1/23/2049	350	366
Coca-Cola Co. (The) 2.50%, 6/1/2040	169	127
Constellation Brands, Inc.
3.15%, 8/1/2029	258	233
4.90%, 5/1/2033	585	575
PepsiCo, Inc. 4.65%, 2/15/2053	285	283
Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	547	433
		3,555

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 2.4%
AbbVie, Inc.
4.50%, 5/14/2035	473	449
4.05%, 11/21/2039	979	840
4.40%, 11/6/2042	338	297
4.25%, 11/21/2049	472	400
Amgen, Inc.
2.45%, 2/21/2030	210	180
5.25%, 3/2/2033	1,098	1,102
2.80%, 8/15/2041	168	118
3.00%, 1/15/2052	180	117
4.20%, 2/22/2052	356	290
Gilead Sciences, Inc.
4.60%, 9/1/2035	602	581
2.60%, 10/1/2040	309	221
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,039	837
		5,432
Broadline Retail — 0.4%
Amazon.com, Inc.
3.88%, 8/22/2037	449	411
2.50%, 6/3/2050	351	229
3.10%, 5/12/2051	131	96
3.95%, 4/13/2052	153	131
2.70%, 6/3/2060	229	145
		1,012
Capital Markets — 6.8%
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.95%, 4/26/2027 (b)	290	289
(SOFRINDX + 1.80%), 5.80%, 10/25/2028 (b)	547	564
Credit Suisse AG (Switzerland)
5.00%, 7/9/2027	600	578
7.50%, 2/15/2028	250	265
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	716	674
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	500	432
4.28%, 1/9/2028 (a)	295	270
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	395	468
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (b)	450	399
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	213	191
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	298	265
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	774	702
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	990	934
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	976	910
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	1,045	990
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	475	400

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Intercontinental Exchange, Inc.
4.35%, 6/15/2029	501	494
4.95%, 6/15/2052	149	140
Macquarie Group Ltd. (Australia)
(SOFR + 1.00%), 1.94%, 4/14/2028 (a) (b)	378	329
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (b)	31	29
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 5.53%, 6/30/2023 (b) (d) (e)	200	153
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	585	521
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	865	834
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	442	459
(3-MONTH CME TERM SOFR + 1.14%), 3.77%, 1/24/2029 (b)	306	287
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	333	331
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	470	468
(3-MONTH CME TERM SOFR + 1.63%), 4.43%, 1/23/2030 (b)	591	567
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	79	62
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	177	141
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	589	478
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	200	199
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	420	317
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	854	844
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	217	140
S&P Global, Inc. 2.30%, 8/15/2060	109	61
		15,185
Chemicals — 0.6%
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	250	240
Celanese US Holdings LLC 6.38%, 7/15/2032	210	212
CF Industries, Inc. 5.15%, 3/15/2034	606	575
Nutrien Ltd. (Canada)
4.90%, 3/27/2028	70	70
5.80%, 3/27/2053	142	140
		1,237
Commercial Services & Supplies — 0.0% ^
RELX Finance BV (United Kingdom) 0.88%, 3/10/2032 (f)	100	85
Consumer Finance — 2.4%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	380	340
2.45%, 10/29/2026	564	503
3.00%, 10/29/2028	550	477
American Express Co. (SOFR + 1.84%), 5.04%, 5/1/2034 (b)	348	343
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	186	183
2.88%, 2/15/2025 (a)	642	599
2.13%, 2/21/2026 (a)	166	146
4.25%, 4/15/2026 (a)	868	804
4.38%, 5/1/2026 (a)	341	315

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp.
(SOFR + 1.79%), 3.27%, 3/1/2030 (b)	250	214
(SOFR + 2.60%), 5.82%, 2/1/2034 (b)	228	221
General Motors Financial Co., Inc.
5.40%, 4/6/2026	490	488
3.85%, 1/5/2028	19	18
2.40%, 10/15/2028	525	446
6.40%, 1/9/2033	245	248
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	18	18
		5,363
Consumer Staples Distribution & Retail — 0.5%
7-Eleven, Inc. 2.80%, 2/10/2051 (a)	396	249
Target Corp. 4.80%, 1/15/2053	222	209
Walmart, Inc.
4.10%, 4/15/2033	608	595
4.50%, 4/15/2053	166	159
		1,212
Diversified Consumer Services — 0.2%
Pepperdine University Series 2020, 3.30%, 12/1/2059	50	35
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	317	222
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	127	98
		355
Diversified REITs — 0.2%
WP Carey, Inc.
2.40%, 2/1/2031	510	408
2.45%, 2/1/2032	96	75
		483
Diversified Telecommunication Services — 3.1%
AT&T, Inc.
2.55%, 12/1/2033	674	530
5.40%, 2/15/2034	350	351
3.50%, 6/1/2041	723	552
3.50%, 9/15/2053	350	243
3.55%, 9/15/2055	509	350
3.80%, 12/1/2057	413	294
Bell Telephone Co. of Canada or Bell Canada (The) (Canada) 5.10%, 5/11/2033	610	607
CCO Holdings LLC
4.50%, 8/15/2030 (a)	210	173
4.75%, 2/1/2032 (a)	129	103
4.50%, 5/1/2032	149	117
Sprint Capital Corp. 6.88%, 11/15/2028	613	655
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	463	390
Verizon Communications, Inc.
1.75%, 1/20/2031	1,312	1,036
2.55%, 3/21/2031	602	504

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
2.36%, 3/15/2032	318	256
5.05%, 5/9/2033	220	218
4.27%, 1/15/2036	706	636
		7,015
Electric Utilities — 10.5%
AEP Texas, Inc. 5.40%, 6/1/2033	390	390
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	162	103
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	199	143
Alliant Energy Finance LLC 4.25%, 6/15/2028 (a)	158	152
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	261	220
6.38%, 4/1/2036	19	20
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	164	117
2.90%, 6/15/2050	257	171
Commonwealth Edison Co. 3.70%, 3/1/2045	177	139
Duke Energy Carolinas LLC
4.25%, 12/15/2041	293	254
4.00%, 9/30/2042	427	353
Duke Energy Indiana LLC
3.75%, 5/15/2046	193	150
2.75%, 4/1/2050	166	106
5.40%, 4/1/2053	66	66
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	92	93
5.65%, 4/1/2053	34	35
Duke Energy Progress LLC
5.25%, 3/15/2033	193	197
2.90%, 8/15/2051	158	104
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	157	142
Edison International 4.95%, 4/15/2025	383	377
Electricite de France SA (France)
5.70%, 5/23/2028 (a)	265	267
6.25%, 5/23/2033 (a)	310	314
Emera US Finance LP (Canada)
3.55%, 6/15/2026	285	270
2.64%, 6/15/2031	222	178
4.75%, 6/15/2046	233	185
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	305	292
Enel Finance International NV (Italy)
2.25%, 7/12/2031 (a)	420	328
5.00%, 6/15/2032 (a)	632	596
Entergy Arkansas LLC 4.95%, 12/15/2044	134	123
Entergy Louisiana LLC 4.95%, 1/15/2045	386	357
Entergy Mississippi LLC 3.50%, 6/1/2051	78	57
Entergy Texas, Inc. 5.00%, 9/15/2052	107	100
Evergy Kansas Central, Inc. 5.70%, 3/15/2053	396	400

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy Metro, Inc. 4.95%, 4/15/2033	210	207
Evergy, Inc. 2.90%, 9/15/2029	80	71
Eversource Energy 5.45%, 3/1/2028	500	509
Exelon Corp. 5.60%, 3/15/2053	201	199
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,697	1,578
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	123	114
4.55%, 4/1/2049 (a)	372	305
Florida Power & Light Co.
5.05%, 4/1/2028	271	277
4.40%, 5/15/2028	280	278
4.63%, 5/15/2030	247	245
4.80%, 5/15/2033	230	230
4.05%, 6/1/2042	39	34
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	881	761
5.40%, 6/1/2033 (a) (g)	1,060	1,061
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	250	244
Louisville Gas and Electric Co. 4.65%, 11/15/2043	57	49
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	447	348
Metropolitan Edison Co. 4.00%, 4/15/2025 (a)	40	38
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	61	59
Monongahela Power Co. 3.55%, 5/15/2027 (a)	433	411
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	101	100
5.05%, 2/28/2033	1,285	1,273
5.25%, 2/28/2053	49	46
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	236	223
Northern States Power Co. 5.10%, 5/15/2053	140	137
Ohio Power Co.
5.00%, 6/1/2033	140	138
Series R, 2.90%, 10/1/2051	287	189
Pacific Gas and Electric Co.
3.50%, 6/15/2025	145	139
4.55%, 7/1/2030	162	148
6.15%, 1/15/2033	485	478
4.50%, 7/1/2040	221	171
4.25%, 3/15/2046	208	148
3.95%, 12/1/2047	159	108
6.75%, 1/15/2053	116	114
PacifiCorp
3.30%, 3/15/2051	892	634
2.90%, 6/15/2052	338	221
5.50%, 5/15/2054	440	445
PECO Energy Co. 2.80%, 6/15/2050	259	169
Pennsylvania Electric Co. 5.15%, 3/30/2026 (a)	540	537
PPL Electric Utilities Corp. 5.00%, 5/15/2033	375	378

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Public Service Co. of Colorado
2.70%, 1/15/2051	162	105
Series 39, 4.50%, 6/1/2052	144	127
5.25%, 4/1/2053	131	130
Public Service Electric and Gas Co. 2.05%, 8/1/2050	166	94
Southern California Edison Co.
5.85%, 11/1/2027	236	244
Series B, 3.65%, 3/1/2028	201	190
5.95%, 11/1/2032	263	278
Series 13-A, 3.90%, 3/15/2043	4	3
Series C, 3.60%, 2/1/2045	75	55
Series C, 4.13%, 3/1/2048	171	138
5.70%, 3/1/2053	88	88
5.88%, 12/1/2053	410	417
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	78	59
Tucson Electric Power Co. 1.50%, 8/1/2030	194	153
Union Electric Co. 5.45%, 3/15/2053	184	185
Virginia Electric and Power Co. 2.45%, 12/15/2050	611	363
Vistra Operations Co. LLC
4.88%, 5/13/2024 (a)	329	324
3.55%, 7/15/2024 (a)	326	316
3.70%, 1/30/2027 (a)	437	405
4.30%, 7/15/2029 (a)	374	334
		23,621
Entertainment — 3.0%
Activision Blizzard, Inc. 2.50%, 9/15/2050	315	199
Electronic Arts, Inc.
1.85%, 2/15/2031	229	186
2.95%, 2/15/2051	256	171
Netflix, Inc.
4.88%, 4/15/2028	174	172
3.88%, 11/15/2029 (f)	500	522
5.38%, 11/15/2029 (a)	140	141
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	190	181
4.95%, 3/28/2028	860	854
Walt Disney Co. (The)
3.50%, 5/13/2040	178	146
5.40%, 10/1/2043	170	173
2.75%, 9/1/2049	911	606
3.60%, 1/13/2051	88	68
Warnermedia Holdings, Inc.
6.41%, 3/15/2026	902	904
3.76%, 3/15/2027	451	423
4.05%, 3/15/2029	510	466
4.28%, 3/15/2032	876	765

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
5.05%, 3/15/2042	373	302
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	438	374
		6,653
Financial Services — 1.5%
Corebridge Financial, Inc. 3.65%, 4/5/2027	341	319
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	540	527
Global Payments, Inc.
3.20%, 8/15/2029	580	506
5.95%, 8/15/2052	338	315
Mastercard, Inc. 4.85%, 3/9/2033	696	714
National Rural Utilities Cooperative Finance Corp. 1.35%, 3/15/2031	700	537
Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.86%), 3.96%, 7/18/2030 (a) (b)	565	509
		3,427
Food Products — 1.4%
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (a)	200	158
Hershey Co. (The) 4.50%, 5/4/2033	300	300
JBS USA LUX SA 5.75%, 4/1/2033 (a)	552	515
Kraft Heinz Foods Co.
4.63%, 10/1/2039	418	373
4.88%, 10/1/2049	501	452
5.50%, 6/1/2050	159	156
Nestle Holdings, Inc. 4.85%, 3/14/2033 (a)	575	591
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	749	590
		3,135
Gas Utilities — 0.1%
Southern California Gas Co.
5.20%, 6/1/2033	150	149
4.45%, 3/15/2044	22	19
		168
Ground Transportation — 1.1%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	273	235
3.90%, 8/1/2046	92	76
3.05%, 2/15/2051	146	102
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	157	140
2.05%, 3/5/2030	454	384
4.95%, 8/15/2045	130	121
3.50%, 5/1/2050	280	212
3.10%, 12/2/2051	390	270
CSX Corp. 2.50%, 5/15/2051	606	379
Norfolk Southern Corp.
3.95%, 10/1/2042	86	71
3.05%, 5/15/2050	288	195
3.70%, 3/15/2053	42	32

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	155	146
Union Pacific Corp.
4.38%, 9/10/2038	42	38
3.55%, 8/15/2039	194	161
		2,562
Health Care Equipment & Supplies — 0.5%
Medtronic Global Holdings SCA
4.25%, 3/30/2028	464	458
4.50%, 3/30/2033	565	558
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	133	112
		1,128
Health Care Providers & Services — 4.8%
Aetna, Inc.
4.13%, 11/15/2042	156	127
4.75%, 3/15/2044	169	149
3.88%, 8/15/2047	501	384
AmerisourceBergen Corp.
2.80%, 5/15/2030	90	79
2.70%, 3/15/2031	681	582
Cigna Group (The)
5.40%, 3/15/2033	84	86
4.80%, 8/15/2038	178	167
3.20%, 3/15/2040	214	163
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	19	14
CVS Health Corp.
1.75%, 8/21/2030	91	73
5.25%, 1/30/2031	130	130
5.25%, 2/21/2033	99	99
5.30%, 6/1/2033	300	301
4.78%, 3/25/2038	612	566
2.70%, 8/21/2040	538	371
5.63%, 2/21/2053	258	252
5.88%, 6/1/2053	100	100
Elevance Health, Inc.
4.63%, 5/15/2042	207	185
4.65%, 1/15/2043	236	214
HCA, Inc.
5.88%, 2/15/2026	590	593
5.38%, 9/1/2026	679	676
4.50%, 2/15/2027	601	586
5.20%, 6/1/2028	130	129
5.63%, 9/1/2028	628	632
5.88%, 2/1/2029	521	529
4.13%, 6/15/2029	343	318
3.50%, 9/1/2030	323	286
5.50%, 6/1/2033	585	584

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.50%, 6/15/2047	18	16
4.63%, 3/15/2052 (a)	183	147
Iowa Health System Series 2020, 3.67%, 2/15/2050	263	200
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	422	285
OhioHealth Corp. 2.30%, 11/15/2031	346	285
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	455	359
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	26
UnitedHealth Group, Inc.
3.50%, 8/15/2039	202	168
2.75%, 5/15/2040	251	186
3.05%, 5/15/2041	133	102
2.90%, 5/15/2050	149	103
3.25%, 5/15/2051	90	66
4.75%, 5/15/2052	151	142
5.05%, 4/15/2053	320	314
		10,774
Health Care REITs — 0.7%
Ventas Realty LP 4.75%, 11/15/2030	320	304
Welltower OP LLC
2.05%, 1/15/2029	941	789
4.13%, 3/15/2029	210	195
2.75%, 1/15/2032	193	156
3.85%, 6/15/2032	74	65
		1,509
Hotels, Restaurants & Leisure — 0.5%
Marriott International, Inc. Series FF, 4.63%, 6/15/2030	613	588
McDonald's Corp. 1.88%, 5/26/2027 (f)	600	604
		1,192
Household Durables — 0.1%
MDC Holdings, Inc. 2.50%, 1/15/2031	154	120
Independent Power and Renewable Electricity Producers — 1.8%
AES Corp. (The)
3.30%, 7/15/2025 (a)	555	526
5.45%, 6/1/2028	1,015	1,002
3.95%, 7/15/2030 (a)	195	174
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,045	1,021
Constellation Energy Generation LLC
5.60%, 3/1/2028	254	259
5.80%, 3/1/2033	298	306
5.60%, 6/15/2042	101	98
Southern Power Co.
5.15%, 9/15/2041	25	23
5.25%, 7/15/2043	285	262
Series F, 4.95%, 12/15/2046	543	472
		4,143

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 2.0%
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	192	170
4.20%, 8/15/2048	100	89
2.85%, 10/15/2050	355	245
3.85%, 3/15/2052	252	206
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	123	108
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	368	346
MassMutual Global Funding II 4.50%, 4/10/2026 (a)	436	432
MetLife, Inc. 4.13%, 8/13/2042	47	39
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	555	554
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	290	218
New York Life Global Funding 1.20%, 8/7/2030 (a)	280	218
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	158	132
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	254	262
3.85%, 9/30/2047 (a)	200	155
Pine Street Trust I 4.57%, 2/15/2029 (a)	330	308
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (a)	684	761
3.30%, 5/15/2050 (a)	200	138
(ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054 (a) (b)	224	217
		4,598
Interactive Media & Services — 0.3%
Meta Platforms, Inc.
4.95%, 5/15/2033	275	274
5.60%, 5/15/2053	245	245
5.75%, 5/15/2063	145	145
		664
Life Sciences Tools & Services — 0.0% ^
Danaher Corp. 2.80%, 12/10/2051	154	103
Machinery — 0.2%
Otis Worldwide Corp. 2.57%, 2/15/2030	500	432
Media — 2.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	752	728
3.50%, 6/1/2041	785	518
3.50%, 3/1/2042	140	91
3.70%, 4/1/2051	325	199
3.90%, 6/1/2052	206	130
Comcast Corp.
5.50%, 11/15/2032	96	101
4.80%, 5/15/2033	290	289
3.20%, 7/15/2036	692	571
3.75%, 4/1/2040	102	85
2.80%, 1/15/2051	345	226

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
2.45%, 8/15/2052	818	492
5.35%, 5/15/2053	465	463
2.94%, 11/1/2056	518	332
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	161	146
Discovery Communications LLC
3.95%, 3/20/2028	563	521
4.00%, 9/15/2055	154	98
Paramount Global
4.20%, 6/1/2029	145	130
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (b)	118	94
Time Warner Cable LLC
5.88%, 11/15/2040	254	220
4.50%, 9/15/2042	78	58
		5,492
Metals & Mining — 1.3%
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (a)	600	583
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	468	440
4.25%, 3/1/2030	559	513
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (a)	580	576
5.70%, 5/8/2033 (a)	300	297
Newcrest Finance Pty. Ltd. (Australia)
3.25%, 5/13/2030 (a)	280	249
4.20%, 5/13/2050 (a)	306	249
		2,907
Multi-Utilities — 2.0%
DTE Energy Co. 4.88%, 6/1/2028	700	692
NiSource, Inc.
5.25%, 3/30/2028	175	176
2.95%, 9/1/2029	390	344
5.40%, 6/30/2033 (g)	280	280
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	473	488
Puget Energy, Inc. 2.38%, 6/15/2028	280	245
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	410	354
5.35%, 4/1/2053	166	164
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	137	108
5.15%, 9/15/2032	845	844
3.95%, 10/1/2046	210	161
Series 21A, 3.15%, 9/30/2051	448	298
WEC Energy Group, Inc. 4.75%, 1/9/2026	350	348
		4,502
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. 5.15%, 4/15/2053	96	85

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — continued
Corporate Office Properties LP
2.00%, 1/15/2029	88	67
2.75%, 4/15/2031	109	81
Kilroy Realty LP 4.75%, 12/15/2028	403	354
		587
Oil, Gas & Consumable Fuels — 7.3%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	341	284
BP Capital Markets America, Inc.
2.72%, 1/12/2032	573	489
4.81%, 2/13/2033	805	796
3.06%, 6/17/2041	144	107
2.94%, 6/4/2051	211	141
Buckeye Partners LP 5.60%, 10/15/2044	22	16
Cheniere Energy Partners LP
4.50%, 10/1/2029	228	209
3.25%, 1/31/2032	908	743
ConocoPhillips Co.
5.30%, 5/15/2053	270	269
4.03%, 3/15/2062	158	126
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	224	200
DCP Midstream Operating LP 3.25%, 2/15/2032	166	139
Devon Energy Corp. 4.50%, 1/15/2030	461	433
Diamondback Energy, Inc. 6.25%, 3/15/2033	897	931
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	847	861
Energy Transfer LP
4.20%, 4/15/2027	613	588
4.00%, 10/1/2027	229	216
5.55%, 2/15/2028	172	172
5.75%, 2/15/2033	112	112
5.80%, 6/15/2038	567	541
Enterprise Products Operating LLC
3.20%, 2/15/2052	114	78
3.30%, 2/15/2053	231	161
EQT Corp. 3.90%, 10/1/2027	224	208
Exxon Mobil Corp. 3.00%, 8/16/2039	431	337
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	579	465
Gray Oak Pipeline LLC 2.00%, 9/15/2023 (a)	445	440
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	494	409
Kinder Morgan, Inc.
5.20%, 6/1/2033	197	190
3.25%, 8/1/2050	98	62
5.45%, 8/1/2052	190	168
MPLX LP
5.00%, 3/1/2033	84	81
5.50%, 2/15/2049	114	102
5.65%, 3/1/2053	70	64
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	582	557

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Northern Natural Gas Co. 3.40%, 10/16/2051 (a)	175	120
Ovintiv, Inc. 6.50%, 2/1/2038	66	65
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	337	291
Phillips 66 2.15%, 12/15/2030	191	156
Phillips 66 Co.
3.15%, 12/15/2029	657	581
5.30%, 6/30/2033	280	279
Pioneer Natural Resources Co.
5.10%, 3/29/2026	306	306
1.90%, 8/15/2030	259	210
Plains All American Pipeline LP 3.80%, 9/15/2030	250	222
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024	480	479
5.00%, 3/15/2027	214	211
4.20%, 3/15/2028	1,418	1,351
Santos Finance Ltd. (Australia) 3.65%, 4/29/2031 (a)	707	586
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	489	370
Western Midstream Operating LP 6.15%, 4/1/2033	328	327
Williams Cos., Inc. (The) 2.60%, 3/15/2031	228	189
		16,438
Personal Care Products — 0.4%
Kenvue, Inc.
5.05%, 3/22/2028 (a)	271	277
4.90%, 3/22/2033 (a)	390	397
5.05%, 3/22/2053 (a)	180	181
5.20%, 3/22/2063 (a)	42	42
		897
Pharmaceuticals — 2.0%
Astrazeneca Finance LLC (United Kingdom)
4.88%, 3/3/2028	300	304
4.88%, 3/3/2033	412	420
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	48	34
2.55%, 11/13/2050	74	47
Eli Lilly & Co.
4.70%, 2/27/2033	131	133
4.95%, 2/27/2063	79	78
Merck & Co., Inc.
2.15%, 12/10/2031	291	244
4.50%, 5/17/2033	315	314
2.75%, 12/10/2051	82	56
5.15%, 5/17/2063	125	126
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	530	532
5.30%, 5/19/2053	317	326
5.34%, 5/19/2063	245	245

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	630	632
3.03%, 7/9/2040	235	176
Zoetis, Inc.
2.00%, 5/15/2030	351	293
4.70%, 2/1/2043	604	554
		4,514
Real Estate Management & Development — 0.0% ^
Country Garden Holdings Co. Ltd. (China) 4.80%, 8/6/2030 (f)	200	62
Retail REITs — 0.6%
NNN REIT, Inc. 3.00%, 4/15/2052	137	82
Regency Centers LP
2.95%, 9/15/2029	345	300
3.70%, 6/15/2030	382	344
Scentre Group Trust 1 (Australia) 4.38%, 5/28/2030 (a)	271	255
WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	482	417
		1,398
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.
3.92%, 6/1/2032	267	255
4.39%, 6/1/2052	160	145
Broadcom, Inc.
3.42%, 4/15/2033 (a)	165	137
3.47%, 4/15/2034 (a)	236	193
3.14%, 11/15/2035 (a)	1,037	791
Intel Corp.
5.63%, 2/10/2043	149	149
3.25%, 11/15/2049	381	260
3.05%, 8/12/2051	385	253
KLA Corp. 4.95%, 7/15/2052	210	203
NXP BV (China)
2.50%, 5/11/2031	503	408
2.65%, 2/15/2032	526	423
5.00%, 1/15/2033	536	514
3.25%, 5/11/2041	88	62
QUALCOMM, Inc. 6.00%, 5/20/2053	286	309
Texas Instruments, Inc. 5.05%, 5/18/2063	205	200
TSMC Global Ltd. (Taiwan) 2.25%, 4/23/2031 (a)	600	498
Xilinx, Inc. 2.38%, 6/1/2030	397	343
		5,143
Software — 1.6%
Microsoft Corp.
3.70%, 8/8/2046	114	99
2.92%, 3/17/2052	154	114

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Oracle Corp.
4.65%, 5/6/2030	168	162
3.80%, 11/15/2037	371	302
3.60%, 4/1/2040	825	625
4.00%, 11/15/2047	175	130
3.60%, 4/1/2050	615	425
5.55%, 2/6/2053	438	409
Roper Technologies, Inc. 2.95%, 9/15/2029	505	449
VMware, Inc. 4.70%, 5/15/2030	836	795
		3,510
Specialized REITs — 0.7%
American Tower Corp.
2.75%, 1/15/2027	468	431
2.95%, 1/15/2051	201	124
Crown Castle, Inc.
4.80%, 9/1/2028	230	226
3.10%, 11/15/2029	236	209
2.10%, 4/1/2031	223	180
2.90%, 4/1/2041	184	127
Life Storage LP 4.00%, 6/15/2029	322	297
		1,594
Specialty Retail — 0.9%
Home Depot, Inc. (The)
3.30%, 4/15/2040	167	134
2.38%, 3/15/2051	236	145
2.75%, 9/15/2051	175	115
4.95%, 9/15/2052	576	559
Lowe's Cos., Inc.
4.80%, 4/1/2026	162	161
2.80%, 9/15/2041	252	173
3.00%, 10/15/2050	99	64
5.63%, 4/15/2053	482	471
TJX Cos., Inc. (The) 3.88%, 4/15/2030	193	185
		2,007
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.65%, 2/8/2051	351	240
2.70%, 8/5/2051	235	162
3.95%, 8/8/2052	325	283
2.80%, 2/8/2061	193	128
		813
Tobacco — 2.2%
Altria Group, Inc.
3.40%, 2/4/2041	687	471
3.88%, 9/16/2046	180	125

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	873	803
2.26%, 3/25/2028	333	286
3.73%, 9/25/2040	438	306
BAT International Finance plc (United Kingdom)
4.45%, 3/16/2028	413	392
2.25%, 9/9/2052 (f)	600	283
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	370	376
JT International Financial Services BV (Japan) 6.88%, 10/24/2032 (a)	315	349
Philip Morris International, Inc.
2.10%, 5/1/2030	340	281
5.75%, 11/17/2032	232	238
5.38%, 2/15/2033	889	883
4.38%, 11/15/2041	107	90
3.88%, 8/21/2042	149	115
		4,998
Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.13%, 12/1/2030	447	372
Water Utilities — 0.1%
American Water Capital Corp. 4.15%, 6/1/2049	210	175
Wireless Telecommunication Services — 1.7%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032 (a)	177	156
4.55%, 3/15/2052 (a)	560	445
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,506	1,317
3.38%, 4/15/2029	792	717
3.88%, 4/15/2030	573	532
3.50%, 4/15/2031	289	257
5.05%, 7/15/2033	260	256
3.00%, 2/15/2041	175	126
		3,806
Total Corporate Bonds (Cost $226,433)		210,025
Asset-Backed Securities — 0.7%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	139	141
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	37	32
American Airlines Pass-Through Trust
Series 2016-1, Class A, 4.10%, 1/15/2028	152	134
Series 2021-1, Class B, 3.95%, 7/11/2030	77	67
British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	15	13
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	25	24
JetBlue Pass-Through Trust Series 2019-1, Class B, 8.00%, 11/15/2027	324	325

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	188	180
Series 2018-1, Class AA, 3.50%, 3/1/2030	560	505
Series 2019-1, Class AA, 4.15%, 8/25/2031	30	28
Series 2019-2, Class AA, 2.70%, 5/1/2032	16	14
Total Asset-Backed Securities (Cost $1,615)		1,463
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bonds
2.00%, 8/15/2051	80	55
1.88%, 11/15/2051	30	20
2.25%, 2/15/2052	60	43
2.88%, 5/15/2052	65	54
3.00%, 8/15/2052	357	303
4.00%, 11/15/2052	61	63
3.63%, 2/15/2053	50	48
Total U.S. Treasury Obligations (Cost $632)		586
Foreign Government Securities — 0.1%
Kingdom of Morocco 6.50%, 9/8/2033 (a) (Cost $308)	310	316
Municipal Bonds — 0.1% (h)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $327)	320	252
	SHARES (000)
Short-Term Investments — 5.2%
Investment Companies — 4.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (i) (j) (Cost $10,521)	10,518	10,520
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills
3.22%, 7/13/2023 (k) (l)	580	577
4.98%, 10/12/2023 (k)	570	559
Total U.S. Treasury Obligations (Cost $1,138)		1,136
Total Short-Term Investments (Cost $11,659)		11,656
Total Investments — 99.8% (Cost $240,974)		224,298
Other Assets Less Liabilities — 0.2%		474
NET ASSETS — 100.0%		224,772

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $1,121 or 0.50% of the Fund’s net assets as of May 31, 2023.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2023.
(k)	The rate shown is the effective yield as of May 31, 2023.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	15	06/08/2023	EUR	2,181	46
Euro-Buxl 30 Year Bond	10	06/08/2023	EUR	1,481	14
Australia 3 Year Bond	4	06/15/2023	AUD	280	1
U.S. Treasury 10 Year Ultra Note	51	09/20/2023	USD	6,145	31
U.S. Treasury Long Bond	69	09/20/2023	USD	8,864	111
U.S. Treasury Ultra Bond	46	09/20/2023	USD	6,309	104
U.S. Treasury 2 Year Note	73	09/29/2023	USD	15,024	(10)
					297

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(9)	06/08/2023	EUR	(1,136)	(27)
Euro-OAT	(1)	06/08/2023	EUR	(139)	(5)
Euro-Schatz	(113)	06/08/2023	EUR	(12,757)	(47)
U.S. Treasury 10 Year Note	(5)	09/20/2023	USD	(572)	(2)
U.S. Treasury 10 Year Ultra Note	(133)	09/20/2023	USD	(9,880)	(82)
U.S. Treasury Ultra Bond	(10)	09/20/2023	USD	4,938	(22)
Long Gilt	(6)	09/27/2023	GBP	(722)	(12)
U.S. Treasury 2 Year Note	(4)	09/29/2023	USD	14,201	1
U.S. Treasury 5 Year Note	(31)	09/29/2023	USD	(3,381)	(1)
(197)
100

Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,424	USD	1,520	HSBC Bank, NA	6/5/2023	3
GBP	244	USD	302	Morgan Stanley	6/5/2023	2
USD	1,547	EUR	1,406	Morgan Stanley	6/5/2023	44
USD	67	EUR	61	State Street Corp.	6/5/2023	2
USD	14	GBP	11	HSBC Bank, NA	6/5/2023	— (a)
USD	267	GBP	214	Morgan Stanley	6/5/2023	1
GBP	11	USD	13	Royal Bank of Canada	7/5/2023	— (a)
Total unrealized appreciation						52
EUR	10	USD	11	Citibank, NA	6/5/2023	— (a)
EUR	21	USD	23	HSBC Bank, NA	6/5/2023	— (a)
EUR	12	USD	13	Morgan Stanley	6/5/2023	— (a)
GBP	8	USD	10	Morgan Stanley	6/5/2023	— (a)
USD	33	GBP	27	Morgan Stanley	6/5/2023	— (a)
USD	1,523	EUR	1,424	HSBC Bank, NA	7/5/2023	(3)
USD	9	GBP	7	HSBC Bank, NA	7/5/2023	— (a)
USD	302	GBP	244	Morgan Stanley	7/5/2023	(2)
USD	37	GBP	30	State Street Corp.	7/5/2023	— (a)
Total unrealized depreciation						(5)
Net unrealized appreciation						47

Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,463	$—	$1,463
Corporate Bonds	—	210,025	—	210,025
Foreign Government Securities	—	316	—	316
Municipal Bonds	—	252	—	252

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$586	$—	$586
Short-Term Investments
Investment Companies	10,520	—	—	10,520
U.S. Treasury Obligations	—	1,136	—	1,136
Total Short-Term Investments	10,520	1,136	—	11,656
Total Investments in Securities	$10,520	$213,778	$—	$224,298
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$52	$—	$52
Futures Contracts	307	1	—	308
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5)	—	(5)
Futures Contracts	(208)	—	—	(208)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$99	$48	$—	$147
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$19,233	$40,199	$48,907	$(4)	$(1)	$10,520	10,518	$173	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.